LEASES - Condensed supplemental cash flow (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
LEASES
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows	$ 827,089
Right of use assets obtained in exchange for lease obligations:	$ 5,566,093